Balance by type of finance debt (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financing	[1]	$ 43,505	$ 53,888
Finance debt, current		2,861	4,186
Finance debt, non-current		40,644	49,702
BRAZIL
IfrsStatementLineItems [Line Items]
Financing		5,765	8,854
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financing		37,740	45,034
Banking market [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Financing		2,136	5,016
Banking market [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financing		11,892	13,581
Capital market [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Financing		2,711	2,512
Capital market [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financing		22,467	27,625
Development banks [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Financing		908	1,315
Development banks [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financing		(0)	201
Other Debt [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Financing		10	11
Other Debt [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financing		192	203
Export Credit Agencies [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Financing		$ 3,189	$ 3,424

[1]	The average maturity of outstanding debt as of June 30, 2021 is 12.54 years (11.71 years as of December 31, 2020).